CORPORATE BORROWINGS AND CAPITAL AND FINANCING LEASE OBLIGATIONS (Details 4) (USD $)	3 Months Ended		4 Months Ended	12 Months Ended		5 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012	Aug. 30, 2012	Feb. 07, 2014	Jan. 15, 2014	Jun. 01, 2014	Dec. 15, 2010	Feb. 14, 2014	Jan. 29, 2014	Jun. 09, 2009
Corporate borrowings and capital and financing lease obligations
Gain on extinguishment related to the cash tender offer		$ 4,383,000
Amortization of discount (premium) on corporate borrowings	(1,566,000)	(1,392,000)	(3,219,000)	832,000	(12,687,000)
Unamortized premium				47,623,000
Predecessor
Corporate borrowings and capital and financing lease obligations
Amortization of discount (premium) on corporate borrowings						967,000
Notes due 2020 | Predecessor
Corporate borrowings and capital and financing lease obligations
Aggregate principal amount outstanding											600,000,000
Stated interest rate (as a percent)											9.75%
Unamortized premium						63,000,000	63,000,000
Notes due 2020 | Additional debt that could be incurred under financial covenants after giving effect to the event on a pro forma basis | AMCE
Corporate borrowings and capital and financing lease obligations
Loan Amount and Dividends That Could be Made				713,526,000
Notes due 2020 | Redemption period on or after December 1, 2015
Corporate borrowings and capital and financing lease obligations
Redemption price of debt instrument (as a percent)				104.875%
Notes due 2020 | Redemption period on or after December 1, 2018
Corporate borrowings and capital and financing lease obligations
Redemption price of debt instrument (as a percent)				100.00%
Notes due 2020
Corporate borrowings and capital and financing lease obligations
Stated interest rate (as a percent)				6.25%
Maximum borrowing capacity				1,976,500,000
Notes due 2020 | Predecessor
Corporate borrowings and capital and financing lease obligations
Consent fee payable as a percentage of principal amount							0.25%
Consent fees reflected in purchase accounting adjustments							2,376,000
5% Promissory Note payable to NCM due 2019
Corporate borrowings and capital and financing lease obligations
Stated interest rate (as a percent)				5.00%
8.75% Senior Fixed Rate Notes due 2019
Corporate borrowings and capital and financing lease obligations
Stated interest rate (as a percent)				8.75%
8.75% Senior Fixed Rate Notes due 2019 | AMCE
Corporate borrowings and capital and financing lease obligations
Redemption price of debt instrument (as a percent)									77.33%
Aggregate principal amount for which holders tendered									463,950,000				14,000
Aggregate principal amount for which tendered offer was accepted for purchase								463,950,000
Additional aggregate principal amount for which tendered offer accepted for purchase												14,000
Purchase amount of Notes tendered								1,038.75	1,038.75			1,038.75
Consent fee payable as a percentage of principal amount								30.00%	30.00%
8.75% Senior Fixed Rate Notes due 2019 | Predecessor
Corporate borrowings and capital and financing lease obligations
Aggregate principal amount outstanding														600,000,000
Stated interest rate (as a percent)														8.75%
Unamortized premium						57,000,000	57,000,000
8.75% Senior Fixed Rate Notes due 2019 | Redemption period on or after June 1, 2014
Corporate borrowings and capital and financing lease obligations
Redemption price of debt instrument (as a percent)				104.375%
8.75% Senior Fixed Rate Notes due 2019 | On or after June 1, 2017
Corporate borrowings and capital and financing lease obligations
Redemption price of debt instrument (as a percent)				100.00%
Debt instrument redemption price as a percentage of principal amount										104.375%
Gain on extinguishment related to the cash tender offer										8,544,000
Other expenses										158,000
Aggregate principal amount of debt redeemed										136,036,000
5.875% Senior Subordinated Notes due 2022
Corporate borrowings and capital and financing lease obligations
Stated interest rate (as a percent)				5.875%
5.875% Senior Subordinated Notes due 2022 | AMCE
Corporate borrowings and capital and financing lease obligations
Aggregate principal amount outstanding								$ 375,000,000
Stated interest rate (as a percent)								5.875%
5.875% Senior Subordinated Notes due 2022 | Redemption period on or after February 15, 2017 | AMCE
Corporate borrowings and capital and financing lease obligations
Redemption price of debt instrument (as a percent)				100.00%				104.406%